Cover	Oct. 31, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Entity File Number	001-14050
Entity Registrant Name	BLOCKCHAIN COINVESTORS ACQUISITION CORP. I
Entity Central Index Key	0001873441
Entity Tax Identification Number	98-1607883
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 1093
Entity Address, Address Line Two	Boundary Hall
Entity Address, Address Line Three	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	(345)
Local Phone Number	814-5726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	BCSAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	BCSA
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the Units
Title of 12(b) Security	Redeemable Warrants included as part of the Units
Trading Symbol	BCSAW
Security Exchange Name	NASDAQ